PROPERTY, PLANT AND EQUIPMENT, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 138,636	$ 102,617
Ending balance	154,860	138,636	$ 102,617
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	196,886	130,538	68,527
Additions	56,207	66,742	65,446
Additions related to asset acquisition		15
Construction in progress transferred in	0	0	0
Disposals	(164)	(409)	(3,435)
Ending balance	252,929	196,886	130,538
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,250)	(27,921)	(14,158)
Charge for the year	(39,899)	(30,438)	(14,434)
Disposals	80	109	671
Ending balance	(98,069)	(58,250)	(27,921)
Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	(2,211)
Additions			2,211
Ending balance			0
Construction in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,512	33,589
Ending balance	30,095	16,512	33,589
Construction in Progress [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,512	33,589	3,373
Additions	49,421	54,107	59,524
Additions related to asset acquisition		0
Construction in progress transferred in	(35,838)	(71,184)	(27,097)
Disposals	0	0	(2,211)
Ending balance	30,095	16,512	33,589
Construction in Progress [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Charge for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Construction in Progress [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	(2,211)
Additions			2,211
Ending balance			0
Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,924	21,061
Ending balance	22,733	19,924	21,061
Building [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,449	23,449	22,563
Additions	0	0	886
Additions related to asset acquisition		0
Construction in progress transferred in	3,915	0	0
Disposals	0	0	0
Ending balance	27,364	23,449	23,449
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,525)	(2,388)	(1,288)
Charge for the year	(1,106)	(1,137)	(1,100)
Disposals	0	0	0
Ending balance	(4,631)	(3,525)	(2,388)
Building [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions			0
Ending balance			0
Land [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	484	484
Ending balance	2,058	484	484
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	484	484	484
Additions	1,574	0	0
Additions related to asset acquisition		0
Construction in progress transferred in	0	0	0
Disposals	0	0	0
Ending balance	2,058	484	484
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Charge for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Land [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions			0
Ending balance			0
Machinery [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,069	13,307
Ending balance	35,276	26,069	13,307
Machinery [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,872	15,734	9,143
Additions	459	1,228	479
Additions related to asset acquisition		0
Construction in progress transferred in	15,476	16,132	6,133
Disposals	(69)	(222)	(21)
Ending balance	48,738	32,872	15,734
Machinery [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,803)	(2,427)	(1,193)
Charge for the year	(6,678)	(4,392)	(1,235)
Disposals	19	16	1
Ending balance	(13,462)	(6,803)	(2,427)
Machinery [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions			0
Ending balance			0
Electronic Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,151	4,301
Ending balance	10,837	8,151	4,301
Electronic Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,624	5,335	2,042
Additions	3,789	4,681	3,228
Additions related to asset acquisition		1
Construction in progress transferred in	909	794	936
Disposals	(36)	(187)	(871)
Ending balance	15,286	10,624	5,335
Electronic Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,473)	(1,034)	(703)
Charge for the year	(1,994)	(1,532)	(793)
Disposals	18	93	462
Ending balance	(4,449)	(2,473)	(1,034)
Electronic Equipment [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions			0
Ending balance			0
Leasehold Improvements and Property Improvements [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61,514	27,314
Ending balance	46,830	61,514	27,314
Leasehold Improvements and Property Improvements [member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	104,517	48,425	28,926
Additions	876	2,431	0
Additions related to asset acquisition		0
Construction in progress transferred in	12,424	53,661	19,646
Disposals	(9)	0	(147)
Ending balance	117,808	104,517	48,425
Leasehold Improvements and Property Improvements [member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43,003)	(21,111)	(10,418)
Charge for the year	(27,978)	(21,892)	(10,805)
Disposals	3	0	112
Ending balance	(70,978)	(43,003)	(21,111)
Leasehold Improvements and Property Improvements [member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions			0
Ending balance			0
Others [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,982	2,561
Ending balance	7,031	5,982	2,561
Others [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,428	3,522	1,996
Additions	88	4,295	1,329
Additions related to asset acquisition		14
Construction in progress transferred in	3,114	597	382
Disposals	(50)	0	(185)
Ending balance	11,580	8,428	3,522
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,446)	(961)	(556)
Charge for the year	(2,143)	(1,485)	(501)
Disposals	40	0	96
Ending balance	$ (4,549)	(2,446)	(961)
Others [Member] | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 0	0
Additions			0
Ending balance			$ 0